Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	€ 3,824	€ 4,593	€ 4,359
Defined benefit assets	119	43	1
Defined benefit liabilities	3,944	4,636	4,360
Retirement Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	3,547	4,318	4,076
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	277	275	€ 283
Retirement benefit plans in surplus [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	119	43
Retirement benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	3,666	4,361
Other post-employment benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	€ 277	€ 275